Finance Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income, Net [Abstract]
Schedule of Components of Finance Income, Net	The components of finance income, net are as follows:
	For the Year Ended December 31,
	2023	2022
Exchange differences	$94,020	$3,410
Bank fees	(3,873)	(1,668)
Total	$90,147	$1,742